Income Taxes Income Taxes (Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Allowance for loan losses	$ 8,596	$ 7,351
Other-than-temporary losses	0	1,003
Stock-based compensation	1,094	923
Nonaccrual interest	1,605	2,002
Foreclosed real estate write-downs	0	703
Income from LLC subsidiary	0	254
Other	447	486
Total deferred tax assets	11,742	12,722
Premises and equipment	(3,762)	(4,486)
Unrealized gains on securities	(3,730)	(1,965)
Prepaid expenses	(254)	(395)
Deferred loan fees	(971)	(968)
Total deferred tax liabilities	(8,717)	(7,814)
Net deferred tax asset	$ 3,025	$ 4,908